Lease Liabilities - Summary of Maturity Analysis of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Lease liabilities	$ 184	$ 903	$ 1,522
Less than 1 year [Member]
Statement Line Items [Line Items]
Lease liabilities	135
1 - 3 years [Member]
Statement Line Items [Line Items]
Lease liabilities	49
4 - 5 years [Member]
Statement Line Items [Line Items]
Lease liabilities
More than 5 years [Member]
Statement Line Items [Line Items]
Lease liabilities